Consolidated Balance Sheets - CAD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Current assets
Cash and cash equivalents	$ 213,831	$ 184,091
Accounts receivable	1,357,090	1,481,368
Work in progress	1,096,031	942,826
Current financial assets	39,931	12,395
Prepaid expenses and other current assets	172,182	153,554
Income taxes	10,206	4,646
Total current assets before funds held for clients	2,889,271	2,778,880
Funds held for clients	368,112	325,552
Total current assets	3,257,383	3,104,432
Property, plant and equipment	397,661	388,093
Contract costs	222,965	243,147
Intangible assets	517,982	479,326
Other long-term assets	180,480	104,948
Long-term financial assets	176,899	117,736
Deferred tax assets	100,539	139,664
Goodwill	7,767,837	7,341,720
Total assets	12,621,746	11,919,066
Current liabilities
Accounts payable and accrued liabilities	1,108,895	1,134,802
Accrued compensation	642,897	602,245
Current derivative financial instruments	4,902	39,418
Deferred revenue	397,370	399,549
Income taxes	176,243	194,681
Provisions	73,509	72,068
Current portion of long-term debt	113,511	348,580
Total current liabilities before clients’ funds obligations	2,517,327	2,791,343
Clients’ funds obligations	366,796	328,324
Total current liabilities	2,884,123	3,119,667
Long-term income taxes	7,690	10,603
Long-term provisions	24,946	25,933
Long-term debt	2,217,696	1,452,313
Other long-term liabilities	213,392	205,646
Long-term derivative financial instruments	18,322	77,754
Deferred tax liabilities	178,265	173,009
Retirement benefits obligations	193,209	169,334
Total liabilities	5,737,643	5,234,259
Equity
Retained earnings	4,557,855	4,251,424
Accumulated other comprehensive income	176,694	201,596
Capital stock	1,903,977	2,018,592
Contributed surplus	245,577	213,195
Total equity	6,884,103	6,684,807
Total equity and liabilities	$ 12,621,746	$ 11,919,066